Schedule of related party transactions (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term employee benefits	£ 1,627,103	£ 1,061,325	£ 982,027
Share-based payments	1,123,250		287,444
Related party transactions	£ 2,750,353	£ 1,061,325	£ 1,269,471